Common shares (Tables)	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Share Capital

	As at June 30, 2018		As at December 31, 2017
	Shares	$ million	Shares	$ million
All shares are common shares of $2.00 par value each
Authorized share capital	800,000,000	1,600	800,000,000	1,600
Issued and fully paid share capital	508,763,020	1,017	508,763,020	1,017
Treasury shares held by the Company	(4,244,080)	(9)	(4,244,080)	(9)

Outstanding common shares in issue	504,518,940	1,008	504,518,940	1,008